CONTRACT ASSETS/(LIABILITIES) (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assetsliabilities
SCHEDULE OF CONTRACT ASSETS

Contract assets consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Revenue recognized to date	$54,113	$85,469
Less: progress billings to date	(45,659)	(40,011)
Exchange difference	12	(3)
Contract assets	$8,466	$45,455
Contract assets, current	$8,466	$45,455

SCHEDULE OF CONTRACT LIABILITIES	Contract liabilities consisted of the following at March 31, 2025 and 2024:
	March 31, 2025	March 31, 2024
Billings in advance of performance obligation under contracts	$131,564	$101,718

SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

The movement in contract liabilities is as follows:

	March 31, 2025	March 31, 2024
Beginning Balance	$101,718	$62,779
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(47,095)	(52,755)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	76,343	91,499
Exchange difference	598	195
Ending Balance	$131,564	$101,718